Goodwill and intangible assets - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Impairment loss on goodwill	$ 7,570,471	$ 7,570,471	$ 3,288,847	$ 26,898,016
Fair value of reporting unit				6,000,000
Impairment on property, plant and equipment				1,533,766
Impairment loss on right-of-use assets				107,650
Impairment loss of other long-lived assets			$ 2,323,062
Pre tax discount rate			9.40%
Business plan duration	3 years		3 years
Operating result growth rate	3.50%		3.00%
Impairment charge			$ 1,527,000
Post tax discount rate	11.00%
Biodroga
Goodwill [Line Items]
Impairment loss on goodwill			$ 0	$ 0
Pre-tax discount rate on discounted cash flow			15.175%	12.13%
Terminal growth rate			2.50%	2.50%
SugarLeaf
Goodwill [Line Items]
Impairment loss on goodwill				$ 26,898,016
Accelerated depreciation for the year				5,803,135
SugarLeaf | Farmer relationships
Goodwill [Line Items]
Accelerated depreciation for the year				$ 4,749,174
Sprout [Member]
Goodwill [Line Items]
Impairment loss on goodwill	$ 7,570,471
Impairment charge		$ 2,593,529